Provisions (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [Line Items]
Beginning balance	SFr 19,345	SFr 21,022
Additions	1,381	1,769
Release	(6,084)	(2,416)
Utilization	(3,788)	(15,244)
Reclassifications	0	0
Unwinding of discount	84
Exchange differences	34	54
Ending balance	10,972	5,184
thereof current	5,102	4,477	SFr 14,903	SFr 376
thereof non-current	5,870	707	4,442	20,645
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	14,048	20,074
Additions	44	1,525
Release	(6,084)	(2,416)
Utilization	(3,788)	(15,244)
Reclassifications	0	0
Unwinding of discount	0
Exchange differences	13	44
Ending balance	4,233	3,983
thereof current	4,232	3,983	14,048	0
thereof non-current	0	0	0	20,074
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	1,657	947
Additions	1,085	244
Release	0	0
Utilization	0	0
Reclassifications	0	0
Unwinding of discount	0
Exchange differences	24	10
Ending balance	2,766	1,201
thereof current	732	494	721	376
thereof non-current	2,034	707	936	571
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	3,640	0
Additions	252	0
Release	0	0
Utilization	0	0
Reclassifications	0	0
Unwinding of discount	84
Exchange differences	(3)	0
Ending balance	3,973	0
thereof current	138	0	135	0
thereof non-current	SFr 3,835	SFr 0	SFr 3,506	SFr 0